Nature of Operations, Basis of Presentation and Going Concern (Details Narrative) 10Q - USD ($)				3 Months Ended		5 Months Ended	12 Months Ended
	Jan. 02, 2018	Feb. 16, 2017	Jan. 10, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Stock issued during period for acquisition, shares	5,000
Acquisition price per share	$ 0.60
Net loss				$ 34,008	$ 24,900	$ 7,562	$ 65,953
Working capital deficit				39,806	2,350		61,270
Accumulated deficit				117,457	32,462	7,562	73,515
Net cash provided by operating activities				$ 31,770	$ (32,857)		(102,855)
Restructuring Transaction [Member]
Accumulated deficit							$ 83,449
Officer and Director [Member]
Number of common shares cancelled			19,500,000
Number of common stock issued		5,000,000	5,000,000